INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Common Stock, Shares Authorized	400,000,000	400,000,000	150,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	64,874,149	47,200,237	37,237,588
Common Stock, Shares, Outstanding	64,874,149	47,200,237	37,237,588